Acquisition of North South (Details) (USD $)	3 Months Ended		9 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2013	Sep. 30, 2012
Business Combinations [Abstract]
Value of common stock and convertible preferred stock issued to sellers	$ 5,510,749		$ 5,510,749
Tangible assets acquired:
Cash	2,684,363		2,684,363
Prepaid expenses	14,503		14,503
Net tangible assets acquired	2,698,866		2,698,866
Purchase consideration in excess of fair value of net tangible assets	2,811,883		2,811,883
Allocated to:
Patent portfolios	1,100,000		1,100,000
Goodwill	1,711,883		1,711,883
Pro Forma Revenues	95,837	16,710	101,811	16,710
Pro Forma Net loss	$ (9,421,574)	$ (606,755)	$ (14,214,571)	$ (1,720,160)
Pro Forma Loss per share- basic and diluted	$ (4.08)	$ (0.43)	$ (6.84)	$ (1.23)